Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other assets.
Schedule of other non-current assets

	31 December	31 December
Other non-current assets	2025	2024
Advances given for property, plant and equipment	5,348,551	7,303,757
Deposits and guarantees given	1,228,760	1,022,791
Prepaid expenses	721,619	353,299
VAT receivable	648,907	495,757
Others	262,112	271,779
	8,209,949	9,447,383

Schedule of other current assets

	31 December	31 December
Other current assets	2025	2024
VAT receivable	3,578,544	2,236,204
Prepaid expenses	3,630,099	2,822,005
Prepaid taxes	324,242	270,954
Restricted cash	888,473	963,438
Advances given to suppliers	285,348	280,361
Receivables from tax office	2,571	367,343
Others	191,186	1,053,283
	8,900,463	7,993,588